Intangible assets	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
16. Intangible assets

	12.31.2024	12.31.2023
Concession agreement – distribution of electricity (16.1)	9,788,358	8,317,327
Generation concession agreements/ authorization (16.2)	6,775,081	2,801,702
Others (16.3)	60,171	51,060
	16,623,610	11,170,089
Management did not identify indicatives impairment of intangible assets.

16.1. Power distribution service concession

	Intangible asset in service	Special liabilities in service	Total
Balance as of January 1, 2023	10,033,251	(2,775,424)	7,257,827
Transfers from contract assets (Note 10.1)	1,888,949	(273,071)	1,615,878
Other transfers	3	—	3
Amortization quotas - concession (a)	(641,536)	163,877	(477,659)
Write-offs or disposal	(78,722)	—	(78,722)
Balance as of December 31, 2023	11,201,945	(2,884,618)	8,317,327
Transfers from contract assets (Note 10.1)	2,303,950	(200,428)	2,103,522
Transfers to other receivables	15	—	15
Amortization quotas – concession (a)	(732,351)	175,489	(556,862)
Write-offs or disposal	(75,644)	—	(75,644)
Balance as of December 31, 2024	12,697,915	(2,909,557)	9,788,358

(a) Amortization during the concession period after the transfer to intangible assets in service of useful life of the assets, whichever the lower.
The balance refers to the portion of infrastructure that will be used during concession, net of special liabilities. The special liabilities represent the resources related to the financial participation of consumers, the Federal, State and Municipal Governments, destined to investments in projects related to the concession, and are not onerous liabilities or shareholder credits.
16.2. Generation concession agreements

	Concession contract (a)		Concession and authorization rights/goodwill	Total
	in service	in progress
Balance as of January 1, 2023	1,530,777	—	721,838	2,252,615
Effect of acquisition of control	—	—	614,958	614,958
Technical goodw ill arising from the business combination	—	—	204,443	204,443
ANEEL grant - use of public property	—	894	—	894
Amortization quotas - concession and authorization (a)	(228,513)	—	(42,695)	(271,208)
Capitalizations for intangible in service	894	(894)	—	—
Balance as of December 31, 2023	1,303,158	—	1,498,544	2,801,702
Grant Bonus (Note 1)	4,073,915	—	—	4,073,915
ANEEL grant – use of public property (Note 1)	205,201	—	—	205,201
Amortization quotas – concession and authorization (a)	(230,680)	—	(44,383)	(275,063)
(-) Reclassification (b)	(30,674)	—	—	(30,674)
Balance as of December 31, 2024	5,320,920	—	1,454,161	6,775,081
(a) Amortization during the concession/authorization as of the start of commercial operations of the enterprises.
(b) Reclassification to Assets classified as held for sale (Note 37).
Considering the renewal of the concessions detailed in Note 1, the value of the grant bonus was recorded, which will be amortized over the term of the concessions, which is 30 years. In addition, for the assets of the 3 plants that were already recorded in intangible assets, it was necessary to reassess the estimated useful life. The change in estimate was treated prospectively and the impact on the result, compared to the amortization that would be recorded if the concessions were not renewed, is a reduction in total amortization of R$19,068 in 2024, approximately R$66 million per year until 2028, R$239,179 from 2029 to 2033 and an increase of R$522,557 from 2034 to 2054.
16.3. Other intangible assets

	In service	In progress	Total
Balance as of January 1, 2023	12,848	28,330	41,178
Effect of business combination	4	—	4
Acquisitions	37	13,351	13,388
Transfers from property, plant and equipment	4,570	—	4,570
Capitalizations for intangible in service	14,555	(14,555)	—
Amortization quotas (a)	(8,040)	—	(8,040)
Write-offs or disposal	—	(6)	(6)
(-) Reclassification (b)	(34)	—	(34)
Balance as of December 31, 2023	23,940	27,120	51,060
Acquisitions	—	24,371	24,371
Transfers from property, plant and equipment	—	(3,339)	(3,339)
Transfers from contract assets	—	52	52
Capitalizations for intangible in service	10,929	(10,929)	—
Amortization quotas (a)	(8,720)	—	(8,720)
Write-offs or disposal	—	(539)	(539)
(-) Reclassification (b)	(277)	(2,437)	(2,714)
Balance as of December 31, 2024	25,872	34,299	60,171
(a) Annual amortization rate: 20%.
(b) Reclassification to Assets classified as held for sale (Note 37).
Assets consisting of software purchased from third parties or generated internally, measured at total acquisition cost minus amortization expenses.